Common and preferred shares and other equity instruments - Schedule of Common Shares Purchased and Cancelled under Current and Previously Expired NCIB (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of classes of share capital [line items]
Number of shares	18,500,000	5,000,000
Amount	$ 1,731,000,000	$ 419,000,000
Number of shares	$ 23,500,000
Amount	2,150,000,000
TSX approval date September 5, 2024 [member]
Disclosure of classes of share capital [line items]
Number of shares	15,000,000	5,000,000
Amount	$ 1,338,000,000	$ 419,000,000
Number of shares	$ 20,000,000
Amount	1,757,000,000
TSX approval date September 5, 2025 [member]
Disclosure of classes of share capital [line items]
Number of shares	3,500,000
Amount	$ 393,000,000
Number of shares	$ 3,500,000
Amount	393,000,000